Financial Instruments - Summary of Detailed Information About Hedges (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)
Disclosure of detailed information about hedges [line items]
Financial liabilities for hedging - current	$ 12,516,971	$ 408,784	$ 12,204,620
Fair value hedge of borrowings denominated in foreign currencies [member]
Disclosure of detailed information about hedges [line items]
Financial liabilities for hedging - current	3,271,312	106,836	3,278,805
Hedges of net investment in foreign operations [member]
Disclosure of detailed information about hedges [line items]
Financial liabilities for hedging - current	$ 9,245,659	$ 301,948	$ 8,925,815